Significant Accounting Policies - Changes in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016
Receivables [Abstract]
Beginning balance	$ 408	$ 801
Charge during the year	354	235
Written-off	(177)	(628)
Ending balance	$ 585	$ 408